Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 31,304	$ 70,903
Total revenue	31,304	70,903
Operating expenses:
Research and development	896,899	757,267
General and administrative	2,937,425	4,074,187
Advertising and marketing	92,688	192,747
Legal and professional	625,957	464,930
Impairment expense		685,666
Total operating expenses	4,552,969	6,174,797
Loss from operations	(4,521,665)	(6,103,894)
Other expense:
Interest expense	(73,890)	(43,169)
Total other expense	(73,890)	(43,169)
Net loss	(4,595,555)	(6,147,063)
Deemed dividend
Common stock dividend	(1,011,803)
Net loss available to common shareholders	$ (5,607,358)	$ (6,147,063)
Net loss per common share:
Basic	$ (0.17)	$ (0.22)
Diluted	$ (0.17)	$ (0.22)
Weighted average common shares outstanding:
Basic	33,883,019	28,546,287
Diluted	33,883,019	28,546,287